Discontinued Operations - Assets And Liabilities Related To Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2013	Jul. 31, 2013	Jul. 31, 2012
Assets of Discontinued Operations
Accounts receivable	$ 79	$ 106	$ 294
Inventories		0	543
Prepaid and other current assets	13	26	23
Property and equipment, net	19	20	25
Total assets	111	152	885
Liabilities of Discontinued Operations
Accounts payable	11	4	23
Accrued expenses and other	66	62	393
Total liabilities	$ 77	$ 66	$ 416